UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Operating activities
Net income	$ 61,713	$ 40,421	$ 73,622
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	58,648	46,444	104,079
Other Asset Impairment Charges	8,225	0	1,730
Vessel impairment charge	0	21,779	64,338
Amortization of deferred charges	4,184	3,988	10,187
Amortization of seller's credit	(103)	(308)	(447)
Amortization of Intangible Assets	2,680	238	1,699
Equity in earnings of associated companies	(8,991)	(7,451)	(14,635)
(Gain)/loss on sale of assets and termination of charters	0	1,623	2,578
Gain (Loss) on Disposition of Stock in Subsidiary	0	0	(7,613)
Adjustment of derivatives to fair value recognized in net income	6,315	(6,458)	(13,898)
Adjustment of equity investments recognised in the income statement	(27,323)	(15,304)	(12,277)
Gain (Loss) on Sale of Equity Investments	0	0	(13,476)
Loss/(gain) on repurchase of bonds	(1,802)	0	(1,146)
Other, net	966	219	1,108
Changes in operating assets and liabilities
Trade accounts receivable	457	9,601	9,607
Due from related parties	754	2,698	(1,308)
Other receivables	(13,355)	(3,774)	(3,870)
Inventories	1,460	(1,664)	(3,423)
Increase (Decrease) in Other Current Assets	157	0	(157)
Prepaid expenses and accrued income	338	(473)	(301)
Trade accounts payable	(405)	419	2,370
Accrued expenses	(510)	(911)	(433)
Other current liabilities	196	3,017	2,641
Net cash provided by operating activities	93,604	94,104	200,975
Investing activities
Repayments from investments in direct financing leases	20,373	17,064	33,486
Additions to Finance Lease Asset	(1,065)	0	0
Purchase of vessels	(1,099)	(511,016)	(1,137,703)
Proceeds/(payments) from sales of vessels and termination of charters	0	30,169	145,654
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	0	0	83,485
Net amounts received from/(paid to) associated companies	22,984	24,116	(24,161)
Other investments and long term assets, net	(6,092)	0	32,675
Net cash provided by/(used in) investing activities	35,101	(439,667)	(866,564)
Financing activities
Proceeds from Long-term Capital Lease Obligations	0	0	944,097
Principal settlements of cross currency swaps, net	(41,769)	0	0
(Repurchase)/resale of bonds	(80,749)	(63,218)	(97,248)
Drawdowns	217,338	553,000	825,984
Repayments of long-term debt	(115,739)	(69,226)	(778,731)
Discount Received on Extinguishment of Debt	1,654	0	0
Debt fees paid	(3,210)	(5,611)	(8,257)
Repayment of lease obligation liability	(30,899)	(3,730)	(11,653)
Cash dividends paid	(75,325)	(73,917)	(149,261)
Net cash used in financing activities	(128,699)	337,298	724,931
Net change in cash and cash equivalents	6	(8,265)	59,342
Cash, restricted cash and cash equivalents at start of the period	212,394	153,052	153,052
Cash, restricted cash and cash equivalents at end of the period	212,400	144,787	212,394
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 67,317	$ 45,301	$ 104,620